FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 14: -	FINANCIAL INSTRUMENTS

a.	Classification of financial instruments by fair value hierarchy:

	December 31,
	2023	2022
Financial assets:

Marketable securities – Level 1	$-	$6,375

	$-	$6,375

During 2023 and 2022, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.

b.	Financial risk factors:

The Company's operations are exposed to various financial risks, such as market risk (foreign currency risk, price risk), credit risk and liquidity risk. The Company's comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

The Company's Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk, interest-rate risk, credit risk, and the use of derivative financial instruments, non-derivative financial instruments, and excess-liquidity investments.

1.	Market Risk:

a.	Foreign currency risk:

The Company operates primarily in Israel and has an exchange rate risk as it incurs operating costs in Israel, consisting principally of salaries and related personnel expenses, and facility expenses which are denominated in NIS, which differs from its functional currency.

b.	Price risk:

The Company has investments in bonds, classified as financial instruments, which are measured at fair value through profit and loss. Accordingly, the Company is exposed to a risk from changes in the fair value of these investments.

2.	Credit Risk:

The Company holds cash and cash equivalents, short-term investments and other financial instruments with various financial institutions. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company has no trade receivables balances past due, and accordingly has not recognized any provision for doubtful accounts.

3.	Liquidity Risk:

The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance on December 31, 2023:
	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,785	$-	$-	$-	$-	$-	$1,785
Employees and payroll accruals	2,537	-	-	-	-	-	2,537
Other payables	1,019	-	-	-	-	-	1,019
Leases liability	921	211	103	41	21	-	1,297
Liabilities in respect of government grants	388	676	778	1,123	1,566	1,315	5,846

	$6,650	$887	$881	$1,164	$1,587	$1,315	$12,484

Balance on December 31, 2022:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,036	$-	$-	$-	$-	$-	$1, 036
Employees and payroll accruals	1,987	-	-	-	-	-	1,987
Other payables	1,617	-	-	-	-	-	1,617
Leases liability	943	819	131	70	41	21	2,025
Liabilities in respect of government grants	79	251	573	1,085	1,841	1,962	5,791

	$5,662	$1,070	$704	$1,155	$1,882	$1,983	$12,456

c.	Fair Value:

The carrying amounts of cash and cash equivalents, short-term investments, other receivables, trade payables and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the liabilities in respect of government grants is measured using a discount rate that reflects the applicable market rate of interest at the date the grants are received, which approximates the fair value at the respective balance sheet date.

The fair value of lease liability is measured using a discount rate that reflects the IBR of interest at the date of the contract.

The fair value measurement of the SAFE agreement as described in Note 13 is based on the weighted average value of various scenarios regarding Lavie Bio Ltd.’s estimated enterprise value at the valuation date. The fair value of the ordinary shares of Lavie Bio Ltd. is measured using the income approach, whereby the expected cash flows generated by Lavie Bio Ltd. are discounted to their present value equivalent using a rate of return that reflects its relative risk, as well as the time value of the money, and is considered to be Level 3 fair value hierarchy (see Note 2n). As of December 31, 2023 and 2022 the cash flow projections were discounted using the weighted average cost of capital rates of 25% and 26.7%, respectively, and long-term growth rates of 3% and 3%, respectively.

d.	Sensitivity tests relating to changes in market factors:

	December 31,
	2023	2022

Sensitivity test to changes in the NIS/USD exchange rate:

Gain (loss) from the change:
Decrease of 5% in the U.S. dollar relative to the NIS	$(377)	$(69)
Increase of 5% in the U.S. dollar relative to the NIS	$377	$69

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$-	$319
Decrease of 5% in market price	$-	$(319)

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.